Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
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Non-current financial assets at fair value through other comprehensive income
11.	Non-current financial assets at fair value through other comprehensive income

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	223,473	345,987

	262,007	384,521

a)
Based on the Group’s business model, the foreign unlisted stocks held for strategic investments were elected to classify as “Financial assets at fair value through other comprehensive income”. As of December 31, 2020 and 2021, the fair value of aforementioned investments is the carrying amount at the end of each reporting period.

b)	Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	(52,549)	140,199	122,514

c)	No financial assets at fair value through other comprehensive income were pledged to others.

d)	Information about fair value measurement is provided in Note 43 b).